Schedule of segment results and reconciliation to (loss) income before income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Net revenues	$ 2,622,110	$ 1,950,929	$ 2,332,715
Cost of sales	(1,966,036)	(1,563,931)	(1,947,828)
Gross profit	656,074	386,998	384,887
Selling, general and administrative	156,786	151,619	216,511
Selling, general and administrative	(156,786)	(151,619)	(216,511)
Mineral exploration and project evaluation	85,043	57,201	119,063
Mineral exploration and project evaluation	(85,043)	(57,201)	(119,063)
Other income and expenses, net	31,948	(19,164)	(18,206)
Operating (loss) income	446,193	(398,483)	(111,026)
Depreciation and amortization	258,711	243,925	317,892
Gains on sales of investments and other miscellaneous adjustments (i)	(664)
Adjusted EBITDA	704,240	402,939	348,999
Adjusted EBITDA	(258,711)
Net financial results	(136,902)	(278,175)	(104,854)
(Loss) income before income tax	309,291	(676,658)	(215,880)
Impairment of non-current assets		557,497	142,133
Impairment of non-current assets		(557,497)	(142,133)
Impairment loss reversal of impairment loss recognised in profit or loss1		557,497	142,133
Depreciation and amortisation expense1		(243,925)
Operating segments [member]
Disclosure of operating segments [line items]
Depreciation and amortization			(317,892)
Gains on sales of investments and other miscellaneous adjustments (i)	664
Impairment of non-current assets			(142,133)
Impairment of non-current assets			142,133
Operating segments [member] | Mining segment [member]
Disclosure of operating segments [line items]
Net revenues	1,165,584	748,462	1,000,580
Cost of sales	(719,358)	(625,408)	(805,058)
Gross profit		123,054	195,522
Selling, general and administrative	(70,271)	(70,354)	(117,280)
Selling, general and administrative	70,271	70,354	117,280
Mineral exploration and project evaluation	(75,549)	(48,555)	(109,549)
Mineral exploration and project evaluation	75,549	48,555	109,549
Other income and expenses, net	(34,050)	(23,648)	(13,955)
Operating (loss) income	266,356	(532,209)	(187,395)
Depreciation and amortization	174,891	159,984	217,870
Gains on sales of investments and other miscellaneous adjustments (i)	(664)
Adjusted EBITDA	440,583	140,481	172,608
Impairment of non-current assets		(512,706)	(142,133)
Impairment of non-current assets		512,706	142,133
Impairment loss reversal of impairment loss recognised in profit or loss1		512,706	142,133
Operating segments [member] | Smelting segment [member]
Disclosure of operating segments [line items]
Net revenues	2,028,831	1,550,323	1,865,733
Cost of sales	(1,796,111)	(1,287,902)	(1,655,062)
Gross profit	232,720	262,421	210,671
Selling, general and administrative	(68,593)	(64,874)	(89,540)
Selling, general and administrative	68,593	64,874	89,540
Mineral exploration and project evaluation	(9,494)	(5,466)	(9,503)
Mineral exploration and project evaluation	9,494	5,466	9,503
Other income and expenses, net	34,196	(5,545)	(29,569)
Operating (loss) income	188,829	141,745	82,059
Depreciation and amortization	78,861	82,650	97,975
Adjusted EBITDA	267,690	269,186	180,034
Impairment of non-current assets		(44,791)
Impairment of non-current assets		44,791
Impairment loss reversal of impairment loss recognised in profit or loss1		44,791
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenues	(636,212)	(375,402)	(535,776)
Cost of sales	636,212	375,402	535,776
Material reconciling items [member]
Disclosure of operating segments [line items]
Net revenues	63,907	27,546	2,178
Cost of sales	(86,779)	(26,023)	(23,484)
Gross profit	(22,872)	1,523	(21,306)
Selling, general and administrative	(17,922)	(16,391)	(9,691)
Selling, general and administrative	17,922	16,391	9,691
Mineral exploration and project evaluation		(3,180)	(11)
Mineral exploration and project evaluation		3,180	11
Other income and expenses, net	31,802	10,029	25,318
Operating (loss) income	(8,992)	(8,019)	(5,690)
Depreciation and amortization	4,959	1,291	2,047
Adjusted EBITDA	$ (4,033)	$ (6,728)	$ (3,643)